Income Taxes - Summary of Provision for Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Current	₱ 3,283	₱ 2,467	₱ 3,841
Benefit from deferred income taxes	6,267	1,375	(2,738)
Actual provision for corporate income tax	₱ 9,550	₱ 3,842	₱ 1,103